Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss) for the year	$ 747,127	$ 360,214
Adjustments to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold bullion		(2,449)
Change in unrealized (gains) losses on gold bullion	(763,870)	(368,815)
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets	29
Increase (decrease) in accounts payable	(239)	(160)
Net cash provided by (used in) operating activities	(16,953)	(11,210)
Cash flows from investing activities
Purchases of gold bullion	(1,667,142)	(93,556)
Sales of gold bullion		3
Net cash provided by (used in) in investing activities	(1,667,142)	(93,553)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	1,692,504	107,373
Payments on redemption of Units (note 7)		(494)
Underwriting commissions and issue expenses	(8,933)	(252)
Net cash provided by (used in) financing activities	1,683,571	106,627
Net increase (decrease) in cash during the year	(524)	1,864
Cash at beginning of year	4,929	3,065
Cash at end of year	$ 4,405	$ 4,929